UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 21386

Dreyfus Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	4 /30 /2015

Dreyfus Research Long/Short Equity Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
Research Long/Short
Equity Fund

SEMIANNUAL REPORT April 30, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Securities Sold Short
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
19	Financial Highlights
23	Notes to Financial Statements
35	Information About the Review and Approval of the Fund’s Management and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus
Research Long/Short
Equity Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Research Long/Short Equity Fund, covering the six-month period from November 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. stock market encountered bouts of heightened volatility on its way to posting modest gains for the reporting period overall. Investors were confounded to a degree by divergent economic trends in domestic and international markets. On one hand, stock prices were driven broadly higher over the final months of 2014 as U.S. corporate fundamentals benefited from a sustained economic recovery, which was fueled by strengthening labor markets, intensifying manufacturing activity, and greater consumer and business confidence. However, gains moderated over the first four months of 2015, when investors worried that persistent economic weakness in overseas markets and a strengthening U.S. dollar might derail growth in the United States.

We remain optimistic regarding the long-term outlook for the U.S. economy generally and the U.S. equities asset class in particular. We believe the domestic economic recovery has continued at a sustainable pace, energy prices appear to have stabilized, foreign currencies recently have strengthened, and aggressively accommodative monetary policies from the world’s major central banks seem likely to address global economic weakness. In the meantime, expectations of the timing of short-term interest rate hikes from monetary policymakers have been pushed back, and eventual rate increases are expected to be gradual and modest. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2014, through April 30, 2015, as provided by Elizabeth Slover and Matthew D. Griffin, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2015, Dreyfus Research Long/Short Equity Fund’s Class A shares produced a total return of 0.47%, Class C shares returned 0.16%, Class I shares returned 0.55%, and Class Y shares returned 0.55%.1 In comparison, the fund’s benchmark, the HFRI® Equity Hedge Index, produced a total return of 4.16% for the same period.2

Equity prices advanced moderately despite high levels of volatility stemming from choppy domestic and international economic growth.The fund underperformed its benchmark, largely due to disappointing returns from individual long and short positions in the technology and financial sectors.

The Fund’s Investment Approach

The fund seeks capital appreciation.To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.The fund employs long/short investment strategies in seeking to produce excess returns that are not tied to the direction of major equity markets over a complete market cycle, typically a period of several years.The fund also seeks to have less volatility than such markets over a complete market cycle.

We strive to add value added excess returns (“alpha”) by allocating fund assets among various global equity sectors, each managed by a separate team of research analysts. Currently, the fund invests its assets among the following global equity sectors: (1) Technology/Media/Telecommunication Services, (2) Consumer, (3) Financials, (4) Health Care, and (5) Natural Resources.We invest the fund’s assets in those companies in which the analysts have the highest degree of conviction or have identified a strong near-term catalyst for earnings growth or share price appreciation. Conversely, we establish short positions in those companies in which the analysts believe there has been a negative change in the fundamental factors relating to the company or the company has become overvalued.

Equity Markets Climbed Despite Volatility

Although the U.S. economy continued to recover during the reporting period, the expansion proved uneven in the face of severe winter weather. Weak growth in

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

international markets further increased investor uneasiness. European and Japanese central banks responded to global economic headwinds with massive quantitative easing programs, causing the U.S. dollar to increase in value against most other currencies and hampering revenues for U.S. exporters.A steep decline in oil prices generated challenges for many energy producers, but certain other industries and consumers benefited from lower energy prices.

Equity markets proved volatile in this environment. During the first three months of the reporting period, broad measures of U.S. market performance vacillated between gains and losses. By mid-March 2015, however, the market regained its footing as economic expectations improved, enabling it to produce a moderate gain for the reporting period overall.

Macroeconomic Shifts Affected Stock Prices

The fund helped control risks by maintaining a low average net long exposure of 22% over the reporting period. Unfortunately, to the detriment of the fund’s performance, some stock prices were driven higher or lower by the effects of global macroeconomic conditions rather than by individual company fundamentals. Most notably, the fund’s long holdings among European banks, including Alpha Bank in Greece and Caixabank in Spain, were hurt by local economic difficulties and the shrinking value of the euro. In other instances, disadvantageous price changes were driven by company-specific factors. For example, among semiconductor makers, a short position in Skyworks Solutions was ineffective amid unexpectedly strong demand; a short position in Altera fared poorly when the company received an acquisition offer from a former rival; and a short position in Avago Technologies lost value when its stock price climbed, and the fund suffered additional losses when shares fell after shifting to a long position.

On the other hand, several long positions enhanced returns in the information technology sector. Network security provider Fortinet fared well when corporate customers reacted to several high profile security breaches with increased spending. Hardware component maker TDK posted better-than-expected earnings. Consumer electronics innovator Apple captured increased market share and introduced its much anticipated new watch. In the consumer discretionary sector, the fund’s long position in Ulta Salon, Cosmetics & Fragrance paid off as the company made progress in its turnaround. Among short positions, casino operator Wynn Resorts reported weaker-than-expected earnings in Macao in the wake of a Chinese crackdown on government junkets.

Remaining Committed to Our Strategy

The fund has continued to offer investors a diversified investment vehicle that maintains a low correlation to broad equity market indices and seeks to add value by selecting individual stocks on a company-by-company basis. In light of the recent impact of macroeconomic forces, we have reduced the fund’s exposure to the financials sector, but we have made few changes to the fund’s weightings in other market sectors. The fund’s overall long/short positioning has remained weighted mildly toward long holdings.

May 15, 2015

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile, than those of larger, more established companies.
The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.The securities of issuers in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.
Short sales involve selling a security the fund does not own in anticipation that the security’s price will decline. Short sales may involve substantial risk and leverage, and expose the fund to the risk that it will be required to buy the security sold short at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk. It is possible that the market value of securities the fund holds in long positions will decline at the same time that the market value of the securities in the fund has sold short increases, thereby increasing the fund’s potential volatility. Leveraging occurs when the fund increases its assets available for investment using borrowing or similar transactions. Short sales effectively leverage the fund’s assets.The use of leverage may magnify the fund’s gains or losses.
The fund may use derivative instruments, such as options, futures, and options on futures and swaps.A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation in effect until March 1, 2016, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC.—Reflects reinvestment of net dividends and, where applicable, capital gain distributions.
The HFRI® Equity Hedge Index is a fund-weighted index of select hedge funds focusing on Equity Hedge strategies. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Research Long/Short Equity Fund from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$14.91	$18.61	$13.67	$13.62
Ending value (after expenses)	$1,004.70	$1,001.60	$1,005.50	$1,005.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$14.95	$18.65	$13.71	$13.66
Ending value (after expenses)	$1,009.92	$1,006.20	$1,011.16	$1,011.21

† Expenses are equal to the fund’s annualized expense ratio of 3.00% for Class A, 3.75% for Class C, 2.75% for
Class I, and 2.74% for ClassY, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
April 30, 2015 (Unaudited)

Common Stocks—66.2%	Shares		Value ($)
Automobiles & Components—1.3%
Delphi Automotive	10,569	[a]	877,227
Tesla Motors	2,827	[a,b]	639,043
			1,516,270
Banks—1.2%
Citigroup	9,432	[a]	502,914
Wells Fargo & Co	14,928	[a]	822,533
			1,325,447
Capital Goods—1.6%
ABB	9,674	[b]	211,849
Owens Corning	20,352	[a]	786,808
Rexel	22,066		416,093
Safran	5,138		375,008
			1,789,758
Consumer Durables & Apparel—1.8%
Hanesbrands	17,319		538,274
Panasonic	44,200		633,615
Under Armour, Cl. A	11,684	[a,b]	906,094
			2,077,983
Consumer Services—1.2%
InterContinental Hotels Group	17,031		731,097
Norwegian Cruise Line Holdings	13,791	[a,b]	669,001
			1,400,098
Diversified Financials—4.3%
BlackRock	2,201	[a]	801,032
Capital One Financial	7,121		575,733
Discover Financial Services	9,914		574,715
Intercontinental Exchange	2,535	[a]	569,184
London Stock Exchange Group	13,393		522,892
Navient	24,951	[a]	487,542
Northern Trust	8,389		613,655
Voya Financial	19,034	[a]	805,900
			4,950,653
Energy—6.7%
Anadarko Petroleum	8,771	[a]	825,351
EOG Resources	11,526	[a]	1,140,498
Halliburton	15,872	[a]	776,934

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Kinder Morgan	19,738	[a]	847,747
OMV	27,290		911,590
Phillips 66	13,906	[a]	1,102,885
Superior Energy Services	40,485	[a]	1,032,367
Valero Energy	17,441		992,393
			7,629,765
Food & Staples Retailing—1.1%
Diplomat Pharmacy	11,853		424,574
Rite Aid	107,075	[a,b]	825,548
			1,250,122
Food, Beverage & Tobacco—5.8%
Coca-Cola Enterprises	27,467	[a]	1,219,809
ConAgra Foods	32,017	[a]	1,157,415
Molson Coors Brewing, Cl. B	12,092	[a]	888,883
Mondelez International, Cl. A	29,514	[a]	1,132,452
PepsiCo	11,740	[a]	1,116,709
Pinnacle Foods	26,790	[a]	1,086,335
			6,601,603
Health Care Equipment & Services—5.9%
Boston Scientific	57,510	[b]	1,024,828
Cardinal Health	7,893	[a]	665,696
Centene	10,248	[a,b]	635,273
Cerner	9,342	[a,b]	670,849
Envision Healthcare Holdings	16,283	[a,b]	618,103
Koninklijke Philips	27,697		791,120
Laboratory Corporation of America Holdings	5,229	[a,b]	625,179
McKesson	2,102	[a]	469,587
Mediclinic International	23,594		249,475
Spire Healthcare Group	72,567		356,190
Universal Health Services, Cl. B	5,102	[a]	596,679
			6,702,979
Insurance—1.9%
Assicurazioni Generali	25,496		499,452
Aviva	61,919		499,611
Hartford Financial Services Group	12,773	[a]	520,755
Prudential	23,973		598,250
			2,118,068

Common Stocks (continued)	Shares		Value ($)
Materials—4.4%
Albemarle	14,585		870,724
CF Industries Holdings	2,907	[a]	835,675
Dow Chemical	16,098	[a]	820,998
K+S	26,759		880,979
Mosaic	17,890		787,160
United States Steel	34,692	[a]	833,302
			5,028,838
Media—2.9%
AMC Networks, Cl. A	9,366	[a,b]	706,571
CBS, Cl. B	11,581	[a]	719,527
Interpublic Group of Companies	40,171	[a]	837,164
Sky	30,655		505,942
WPP	24,654		575,705
			3,344,909
Pharmaceuticals, Biotech &
Life Sciences—6.3%
Alexion Pharmaceuticals	2,685	[a,b]	454,383
Biogen	1,051	[a,b]	393,000
Bristol-Myers Squibb	15,931	[a]	1,015,283
Eli Lilly & Co	13,462	[a]	967,514
Mallinckrodt	6,637	[b]	751,176
Pfizer	37,128	[a]	1,259,753
Receptos	3,001	[b]	442,167
Sanofi, ADR	14,520		733,986
Shire, ADR	1,415		344,567
Teva Pharmaceutical Industries,
ADR	13,209	[a]	798,088
			7,159,917
Real Estate—.8%
American Tower	9,214	[a,c]	870,999
Retailing—3.2%
Amazon.com	1,748	[b]	737,271
Dollar Tree	8,344	[b]	637,565
Kohl’s	7,732		553,998
Priceline Group	642	[a,b]	794,674
Ulta Salon, Cosmetics & Fragrance	6,095	[a,b]	920,894
			3,644,402

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Semiconductors & Semiconductor
Equipment—1.4%
Avago Technologies	6,030	[a]	704,786
Broadcom, Cl. A	19,940		881,448
			1,586,234
Software & Services—7.0%
Adobe Systems	7,719	[a,b]	587,107
Akamai Technologies	10,021	[a,b]	739,349
Cognizant Technology Solutions, Cl. A	11,933	[a,b]	698,558
Facebook, Cl. A	12,045	[a,b]	948,785
Fortinet	17,561	[a,b]	662,752
Google, Cl. C	1,162	[a,b]	624,486
LinkedIn, Cl. A	2,208	[a,b]	556,703
Oracle	21,786	[a]	950,305
Rackspace Hosting	12,620	[a,b]	680,218
salesforce.com	11,683	[a,b]	850,756
Visa, Cl. A	10,224	[a]	675,295
			7,974,314
Technology Hardware & Equipment—2.9%
Amphenol, Cl. A	12,135	[a]	671,915
Apple	5,157	[a]	645,399
LG Display, ADR	43,230	[a]	597,439
Pegatron	185,000		548,856
Samsung Electro-Mechanics	6,677		418,214
TPK Holding	64,000		397,100
			3,278,923
Telecommunication Services—1.6%
ENTEL Chile	41,729		470,402
Total Access Communications	157,200		413,558
Verizon Communications	18,104		913,166
			1,797,126
Utilities—2.9%
Electricite de France	29,904		760,470
NextEra Energy	11,036	[a]	1,113,864
NRG Energy	20,247	[a]	511,034

Common Stocks (continued)	Shares	Value ($)
Utilities (continued)
NRG Yield, Cl. A	17,611 [a]	866,461
		3,251,829
Total Common Stocks
(cost $70,587,617)		75,300,237

Other Investment—31.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $35,742,921)	35,742,921 [d]	35,742,921
Total Investments (cost $106,330,538)	97.6%	111,043,158
Cash and Receivables (Net)	2.4%	2,746,167
Net Assets	100.0%	113,789,325

ADR—American Depository Receipts
a	Held by a broker as collateral for open short positions.
b	Non-income producing security.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Money Market Investment	31.4	Insurance	1.9
Software & Services	7.0	Consumer Durables & Apparel	1.8
Energy	6.7	Capital Goods	1.6
Pharmaceuticals,		Telecommunication Services	1.6
Biotech & Life Sciences	6.3	Semiconductors &
Health Care Equipment & Services	5.9	Semiconductor Equipment	1.4
Food, Beverage & Tobacco	5.8	Automobiles & Components	1.3
Materials	4.4	Banks	1.2
Diversified Financials	4.3	Consumer Services	1.2
Retailing	3.2	Food & Staples Retailing	1.1
Media	2.9	Real Estate	.8
Technology Hardware & Equipment	2.9
Utilities	2.9		97.6

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF SECURITIES SOLD SHORT

April 30, 2015 (Unaudited)

Common Stocks—42.0%	Shares	Value ($)
Automobiles & Components—.9%
Advance Auto Parts	3,268	467,324
Gentex	32,523	564,274
		1,031,598
Banks—2.0%
Banco Bilbao Vizcaya Argenta	1,153	11,608
BB&T	17,240	660,120
Comerica	17,046	808,151
Cullen/Frost Bankers	11,707	853,909
		2,333,788
Capital Goods—1.6%
Rotork	20,953	756,864
Siemens	9,246	1,012,030
		1,768,894
Commercial & Professional Services—1.1%
Dun & Bradstreet	5,339	681,630
Experian	31,779	568,145
		1,249,775
Consumer Services—.5%
Wynn Resorts	5,531	614,328
Diversified Financials—2.3%
American Express	7,502	581,030
Janus Capital Group	41,020	734,258
State Street	9,349	720,995
TD Ameritrade Holding	15,904	576,520
		2,612,803
Energy—3.8%
Chevron	7,990	887,369
Exxon Mobil	13,313	1,163,157
HollyFrontier	23,461	909,818
Royal Dutch Shell, Cl. B	19,903	640,777
Total	12,373	670,097
		4,271,218
Food & Staples Retailing—1.2%
Sysco	19,909	737,230
Walgreens Boots Alliance	7,763	643,786
		1,381,016

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco—2.6%
Flowers Foods	32,303		721,649
Hershey	8,498		781,136
McCormick & Co	9,664		727,699
Tyson Foods, Cl. A	18,068		713,686
			2,944,170
Health Care Equipment & Services—3.4%
Baxter International	13,201		907,437
DENTSPLY International	11,604		591,804
Genesis Healthcare	71,786	[a]	496,041
Health Net	7,885	[a]	415,145
Owens & Minor	22,882		771,581
Quest Diagnostics	9,318		665,492
			3,847,500
Insurance—2.1%
Aegon	90,658		713,388
Axis Capital Holdings	11,986		623,991
Manulife Financial	29,646		539,587
MetLife	9,971		511,413
			2,388,379
Materials—3.6%
Eastman Chemical	10,179		775,843
International Paper	16,156		867,900
Monsanto	7,019		799,885
PPG Industries	3,889		861,647
Syngenta	2,349		789,644
			4,094,919
Media—1.9%
Discovery Communications, Cl. A	24,744	[a]	800,716
Thomson Reuters	17,535		719,987
Time Warner	7,371		622,186
			2,142,889
Pharmaceuticals, Biotech &
Life Sciences—2.0%
Acorda Therapeutics	8,788	[a]	264,255
Gilead Sciences	3,398	[a]	341,533
Johnson & Johnson	9,894		981,485

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Juno Therapeutics	5,444		232,677
Lannett Company	7,352	[a]	422,740
			2,242,690
Real Estate—.7%
Weyerhaeuser	26,667	[b]	840,277
Retailing—4.2%
Bed Bath & Beyond	12,333	[a]	868,983
Gap	15,654		620,525
Hennes & Mauritz, Cl. B	22,258		884,399
Kingfisher	89,100		479,625
Macy’s	9,003		581,864
Nordstrom	5,752		434,621
Tiffany & Co	5,195		454,459
Williams-Sonoma	5,772		424,415
			4,748,891
Semiconductors & Semiconductor
Equipment—1.2%
Cree	11,840	[a]	375,091
Qorvo	8,304	[a]	547,317
Xilinx	10,462		453,632
			1,376,040
Software & Services—3.1%
athenahealth	2,798	[a]	343,203
Autodesk	10,087	[a]	573,244
CA	18,119		575,641
Infosys, ADR	15,641		484,558
International Business Machines	3,013		516,097
SAP, ADR	8,549		647,074
Yelp	9,559	[a]	376,529
			3,516,346

Common Stocks (continued)	Shares		Value ($)
Technology Hardware & Equipment—2.0%
AU Optronics, ADR	147,803		741,971
Flextronics International	38,982	[a]	449,267
Hewlett-Packard	14,714		485,121
QUALCOMM	8,329		566,372
			2,242,731
Transportation—.7%
Royal Mail	115,142		825,223
Utilities—1.1%
Consolidated Edison	6,821		419,832
Southern	19,101		846,174
			1,266,006
Total Securities Sold Short (proceeds $48,594,805)			47,739,481

ADR—American Depository Receipts

a	Non-income producing security.
b	Investment in real estate investment trust.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Retailing	4.2	Media	1.9
Energy	3.8	Capital Goods	1.6
Materials	3.6	Food & Staples Retailing	1.2
Health Care Equipment & Services	3.4	Semiconductors &
Software & Services	3.1	Semiconductor Equipment	1.2
Food, Beverage & Tobacco	2.6	Commercial & Professional Services	1.1
Diversified Financials	2.3	Utilities	1.1
Insurance	2.1	Automobiles & Components	.9
Banks	2.0	Real Estate	.7
Pharmaceuticals, Biotech		Transportation	.7
& Life Sciences	2.0	Consumer Services	.5
Technology Hardware & Equipment	2.0		42.0

† Based on net assets.
See notes to financial statements.

The Fund 15

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2015 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			70,587,617	75,300,237
Affiliated issuers			35,742,921	35,742,921
Cash				384,088
Cash denominated in foreign currencies			303,651	311,331
Receivable from brokers for proceeds on securities sold short				48,594,805
Receivable for investment securities sold				3,001,627
Dividends receivable				103,367
Prepaid expenses				25,005
				163,463,381
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				148,679
Securities sold short, at value (proceeds $48,594,805)—See
Statement of Securities Sold Short—Note 4				47,739,481
Payable for investment securities purchased				1,347,609
Payable for shares of Beneficial Interest redeemed				285,000
Payable for dividends on securities sold short				78,337
Due to broker				23,478
Accrued expenses				51,472
				49,674,056
Net Assets ($)				113,789,325
Composition of Net Assets ($):
Paid-in capital				113,224,815
Accumulated investment (loss)—net				(2,379,816)
Accumulated net realized gain (loss) on investments				(2,632,274)
Accumulated net unrealized appreciation (depreciation)
on investments, securities sold short and
foreign currency transactions				5,576,600
Net Assets ($)				113,789,325

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	27,925,718	123,009	16,349,038	69,391,560
Shares Outstanding	2,181,216	9,733	1,271,127	5,394,388
Net Asset Value Per Share ($)	12.80	12.64	12.86	12.86
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $22,342 foreign taxes withheld at source):
Unaffiliated issuers	631,076
Affiliated issuers	14,324
Total Income	645,400
Expenses:
Management fee—Note 3(a)	758,224
Dividends on securities sold short	555,853
Interest on securities sold short	143,722
Shareholder servicing costs—Note 3(c)	44,132
Professional fees	41,442
Custodian fees—Note 3(c)	37,096
Registration fees	33,284
Trustees’ fees and expenses—Note 3(d)	5,315
Prospectus and shareholders’ reports	5,246
Distribution fees—Note 3(b)	458
Loan commitment fees—Note 2	389
Miscellaneous	11,631
Total Expenses	1,636,792
Less—reduction in expenses due to undertaking—Note 3(a)	(59,603)
Less—reduction in fees due to earnings credits—Note 3(c)	(6)
Net Expenses	1,577,183
Investment (Loss)—Net	(931,783)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions:
Long transactions	6,007,746
Short sale transactions	(3,798,476)
Net realized gain (loss) on forward foreign currency exchange contracts	84,252
Net Realized Gain (Loss)	2,293,522
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(1,667,634)
Net unrealized appreciation (depreciation) on securities sold short	932,134
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(1,467)
Net Unrealized Appreciation (Depreciation)	(736,967)
Net Realized and Unrealized Gain (Loss) on Investments	1,556,555
Net Increase in Net Assets Resulting from Operations	624,772

See notes to financial statements.

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Operations ($):
Investment (loss)—net	(931,783)	(1,528,284)
Net realized gain (loss) on investments	2,293,522	(4,382,937)
Net unrealized appreciation (depreciation) on
investments	(736,967)	5,058,592
Net Increase (Decrease) in Net Assets
Resulting from Operations	624,772	(852,629)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	1,145,935	28,159,689
Class C	—	22,358
Class I	291,664	18,888,412
Class Y	15,113,932	60,594,781
Cost of shares redeemed:
Class A	(1,188,980)	(546,954)
Class I	(233,453)	(15,057,880)
Class Y	(12,732,959)	(6,118,554)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	2,396,139	85,941,852
Total Increase (Decrease) in Net Assets	3,020,911	85,089,223
Net Assets ($):
Beginning of Period	110,768,414	25,679,191
End of Period	113,789,325	110,768,414
Accumulated investment (loss)—net	(2,379,816)	(1,448,033)
Capital Share Transactions (Shares):
Class A
Shares sold	89,475	2,213,024
Shares redeemed	(92,756)	(43,170)
Net Increase (Decrease) in Shares Outstanding	(3,281)	2,169,854
Class C
Shares sold	—	1,733
Class Ia
Shares sold	22,600	1,449,073
Shares redeemed	(18,200)	(1,174,743)
Net Increase (Decrease) in Shares Outstanding	4,400	274,330
Class Ya
Shares sold	1,175,508	4,693,895
Shares redeemed	(990,261)	(476,754)
Net Increase (Decrease) in Shares Outstanding	185,247	4,217,141

a During the period ended October 31, 2014, 1,120,848 Class I shares representing $14,380,484 were exchanged for 1,120,848 ClassY shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2015		Year Ended October 31,
Class A Shares	(Unaudited)		2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	12.74		12.79	12.50
Investment Operations:
Investment (loss)—net[b]	(.12)		(.30)	(.07)
Net realized and unrealized
gain (loss) on investments	.18		.25	.36
Total from Investment Operations	.06		(.05)	.29
Net asset value, end of period	12.80		12.74	12.79
Total Return (%)[c]	.47	[d]	(.39)	2.32	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	3.14	[e]	3.56	4.57	[e]
Ratio of net expenses to average net assets[e]	3.00	[e]	3.28	2.82	[e]
Ratio of net investment (loss) to average net assets[e]	(1.85)[e]		(2.35)	(2.07)[e]
Portfolio Turnover Rate	115.58	[d]	204.65	45.11	[d]
Net Assets, end of period ($ x 1,000)	27,926		27,837	187

a	From July 31, 2013 (commencement of operations) to October 31, 2013.
b	Based on average shares outstanding.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2015		Year Ended October 31,
Class C Shares	(Unaudited)		2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	12.63		12.76	12.50
Investment Operations:
Investment (loss)—net[b]	(.16)		(.40)	(.09)
Net realized and unrealized
gain (loss) on investments	.17		.27	.35
Total from Investment Operations	.01		(.13)	.26
Net asset value, end of period	12.64		12.63	12.76
Total Return (%)[c]	.16	[d]	(1.10)	2.08	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	4.01	[e]	4.48	5.36	[e]
Ratio of net expenses to average net assets	3.75	[e]	3.98	3.62	[e]
Ratio of net investment (loss) to average net assets	(2.60)[e]		(3.10)	(2.83)[e]
Portfolio Turnover Rate	115.58	[d]	204.65	45.11	[d]
Net Assets, end of period ($ x 1,000)	123		123	102

a	From July 31, 2013 (commencement of operations) to October 31, 2013.
b	Based on average shares outstanding.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

	Six Months Ended
	April 30, 2015		Year Ended October 31,
Class I Shares	(Unaudited)		2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	12.79		12.79	12.50
Investment Operations:
Investment (loss)—net[b]	(.10)		(.28)	(.06)
Net realized and unrealized
gain (loss) on investments	.17		.28	.35
Total from Investment Operations	.07		—	.29
Net asset value, end of period	12.86		12.79	12.79
Total Return (%)	.55	[c]	(.08)	2.40	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.84	[d]	3.46	4.05	[d]
Ratio of net expenses to average net assets	2.75	[d]	3.01	2.62	[d]
Ratio of net investment (loss) to average net assets	(1.60)[d]		(2.12)	(1.83)[d]
Portfolio Turnover Rate	115.58	[c]	204.65	45.11	[c]
Net Assets, end of period ($ x 1,000)	16,349		16,196	12,697

a	From July 31, 2013 (commencement of operations) to October 31, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2015		Year Ended October 31,
Class Y Shares	(Unaudited)		2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	12.79		12.79	12.50
Investment Operations:
Investment (loss)—net[b]	(.10)		(.27)	(.06)
Net realized and unrealized
gain (loss) on investments	.17		.27	.35
Total from Investment Operations	.07		—	.29
Net asset value, end of period	12.86		12.79	12.79
Total Return (%)	.55	[c]	(.08)	2.40	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.84	[d]	3.32	4.05	[d]
Ratio of net expenses to average net assets	2.74	[d]	3.00	2.62	[d]
Ratio of net investment (loss) to average net assets	(1.59)[d]		(2.10)	(1.83)[d]
Portfolio Turnover Rate	115.58	[c]	204.65	45.11	[c]
Net Assets, end of period ($ x 1,000)	69,392		66,612	12,692

a	From July 31, 2013 (commencement of operations) to October 31, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Research Long/Short Equity Fund (the “fund”) is the sole series of Dreyfus Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Boston Company Asset Management, LLC (“TBCAM”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and ClassY shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2015, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 8,000 Class C and 992,000 Class I shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”).

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	60,353,903	—		—	60,353,903
Equity Securities—
Foreign
Common Stocks†	3,178,866	11,767,468	††	—	14,946,334
Mutual Funds	35,742,921	—		—	35,742,921
Liabilities ($)
Other Financial Instruments:
Equity Securities—
Domestic
Common Stocks†††	(37,254,504)	—		—	(37,254,504)
Equity Securities—
Foreign
Common Stocks†††	(2,593,590)	(7,891,387	)††	—	(10,484,977)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.
†††	See Statement of Securities Sold Short for additional detailed classifications.

At October 31, 2014, $18,755,757 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2015 were as follows:

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated
Investment	Value			Value	Net
Company	10/31/2014 ($)	Purchases ($)	Sales ($)	4/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	17,774,000	64,493,971	46,525,050	35,742,921	31.4

Certain affiliated investment companies may also invest in the fund.At April 30, 2015, Dreyfus Alternative Diversifier Strategies Fund, an affiliate of the fund, held 3,195,986 Class Y shares representing approximately 36% of the fund’s net assets.

(e) Risk: investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the two-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $3,365,761 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2014. These short-term capital losses can be carried forward for an unlimited period.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2015, the fund did not borrow under the Facilities.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.35% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, to waive receipt of its fees and/or assume the direct expenses of the fund, from November 1, 2014 through March 1, 2016, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, dividend and interest expense on securities sold short, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.50% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $59,603 during the period ended April 30, 2015.

Pursuant to a sub-investment advisory agreement between Dreyfus and TBCAM,TBCAM serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval.The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggre-

gated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of its average daily net assets. During the period ended April 30, 2015, Class C shares were charged $458 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2015, Class A and Class C shares were charged $34,616 and $153, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund sub-

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

scriptions and redemptions. During the period ended April 30, 2015, the fund was charged $2,066 for transfer agency services and $144 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $6.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2015, the fund was charged $37,096 pursuant to the custody agreement.

During the period ended April 30, 2015, the fund was charged $5,659 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $126,948, Distribution Plan fees $76, Shareholder Services Plan fees $5,815, custodian fees $22,063, Chief Compliance Officer fees $3,682 and transfer agency fees $904, which are offset against an expense reimbursement currently in effect in the amount of $10,809.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities and securities sold short, excluding short-term securities and forward contracts, during the period ended April 30, 2015 were as follows:

	Purchases ($)	Sales ($)
Long transactions	98,918,315	122,701,850
Short sale transactions	112,538,333	88,567,817
Total	211,456,648	211,269,667

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value.The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions. Securities Sold Short at April 30, 2015 and their related market values and proceeds, are set forth in the Statement of Securities Sold Short.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset.The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk is mitigated by Master Agreements between the fund and the counterparty. At April 30, 2015, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2015:

Average Market Value ($)
Forward contracts	819,611

At April 30, 2015, accumulated net unrealized appreciation on investments was $4,712,620, consisting of $5,878,316 gross unrealized appreciation and $1,165,696 gross unrealized depreciation.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE REVIEW AND APPROVAL OF
THE FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 11-12, 2015, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which The Boston Company Asset Management, LLC (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
MANAGEMENT AND SUB-INVESTMENT ADVISORY
AGREEMENTS (Unaudited) (continued)

Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for the one-year period, the only year that performance was measured since the fund commenced operations on July 1, 2013. Dreyfus also provided a comparison of the fund’s calendar year total return in 2014 to the return of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The

Board noted that the fund’s contractual management fee was slightly above the Expense Group median, the fund’s actual management fee was at the Expense Group median and below the Expense Universe median and the fund’s total expenses were slightly above the Expense Group median and below the Expense Universe median.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2016, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed 1.50% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also noted the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund (which was zero) and the aggregate profitability percentage

The Fund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
MANAGEMENT AND SUB-INVESTMENT ADVISORY
AGREEMENTS (Unaudited) (continued)

to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus and the Subadviser are adequate and appropriate.

  The Board noted the fund’s short period of operations and deter- mined to continue to monitor performance.

  The Board concluded that the fees paid to Dreyfus and the Subadviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of the fund and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual

The Fund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
MANAGEMENT AND SUB-INVESTMENT ADVISORY
AGREEMENTS (Unaudited) (continued)

funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreements.

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds I

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

Bradley J. Skapyak,

            President

Date:    June 17, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    June 17, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)